SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended			0 Months Ended	1 Months Ended				1 Months Ended		0 Months Ended
	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Mar. 15, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	Jan. 31, 2013 US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member] Subsequent Event [Member]	Dec. 15, 2003 8.5% Senior Notes due 2013 [Member]	Mar. 02, 2013 8.5% Senior Notes due 2013 [Member] Subsequent Event [Member]	Jan. 31, 2013 Sale of VLCC Edinburgh [Member] Subsequent Event [Member]	Feb. 28, 2013 Sale of Front Pride [Member] Subsequent Event [Member]	Mar. 15, 2013 Sale of Front Guider [Member] Subsequent Event [Member]	Dec. 31, 2012 SFL West Polaris [Member]	Jul. 31, 2008 SFL West Polaris [Member]
Subsequent Event [Line Items]
Proceeds from sale of assets			$ 78,358,000						$ 18,900,000	$ 12,100,000	$ 21,200,000
Compensation payable (receivable) for early contract termination of charter	40,000,000								7,800,000	(2,100,000)	(11,700,000)
Gain on sale of assets									4,400,000	500,000	13,200,000
Debt instrument, face amount						350,000,000	580,000,000					420,000,000	700,000,000
Stated interest rate						3.25%	8.50%	8.50%
Conversion price (in dollars per share)						$ 21.945
Premium of conversion price to share price						33.00%
Common shares loaned to affliate						6,060,606
Related party share loan fee						1,000,000
Debt instrument, maximum guaranteed amount			$ 100,000,000
Options exercised (in shares)		100,000			25,000
Term of time charter				3 years